245 Summer Street

Fidelity® Investments

Boston, MA 02210

November 2, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Advisor Series II (the trust):  File Nos. 033-06516 and 811-04707

Fidelity Advisor Limited Term Bond Fund

Fidelity Advisor Mortgage Securities Fund

Fidelity Limited Term Securitized Completion Fund

Fidelity Series Investment Grade Securitized Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust